Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Inventories

At December 31 this account comprises:

	2017	2018
Land	317,337	230,689
Work in progress - real estate	150,537	135,376
Finished properties	203,209	76,027
Construction materials	51,131	27,852
Merchandise and supplies	90,504	53,310

	812,718	523,254
(-) Impairment of inventories	(42,007)	(9,207)

	770,711	514,047

Schedule of Inventories of Land

As of December 2018, the impairment provision amounts to S/9.2 million (nil at 2017):

	2017	2018
Lurin (a)	103,574	72,080
San Isidro (b)	58,441	49,664
San Miguel (c)	44,126	28,811
Nuevo Chimbote (d)	17,201	17,262
Barranco (e)	11,413	13,585
Huancayo (f)	13,572	8,282
Ancon (g)	37,823	—
Canta Callao	12,978	—
Piura	—	8,105
Carabayllo II	—	14,941
Others	18,209	8,752

	317,337	221,482

(a)	Plot of land of 318 hectares located in the district of Lurin, province of Lima, for industrial development and public housing.
(b)	A plot of land in the district of San Isidro in which a 15-story building will be built with 24 apartments and 124 parking spaces.
(c)	Land located in San Miguel of 1 hectare for the development of a multi-family housing project of 248 apartments and 185 parking lots.
(d)	Land located in Chimbote, 11.5 hectares, for the development of a social housing project
(e)	Land located in Paul Harris St. N°332 and N°336 in Barranco district, for the development of a residential building project.
(f)	Land located in Huancayo, 8.5 hectares for the development of a land sale project.
(g)	In Ancon, a large scale housing-project was terminated and the subsidiary Viva GyM reclassified to accounts receivable from Ministry of Housing.

Schedule of Inventories of Work In Progress

At December 31, real state work in progress comprises the following projects:

	2017	2018
Los Parques de Comas	70,647	69,743
Los Parques del Callao	53,441	46,697
Villa El Salvador 2	2,141	—
Others	24,308	18,936

	150,537	135,376

Schedule of Inventories of Finished Properties

At December 31, the balance of finished properties consists of the following investment properties:

	2017	2018
El Rancho	82,796	19,314
Panorama	18,481	—
Los Parques de San Martín de Porres	16,687	4,029
Los Parques de Callao	486	389
Rivera Navarrete	7,870	4,053
Los Parques de Carabayllo 2da etapa	3,134	942
Los Parques de Comas	16,058	18,785
Los Parques de Villa El Salvador II	9,313	4,277
Klimt	44,103	5,911
Real 2	3,877	556
Huancayo	—	15,546
Others	404	2,225

	203,209	76,027